Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Direct title insurance premiums	$ 351	$ 413	$ 1,800	$ 1,732	$ 1,427
Agency title insurance premiums	404	524	2,352	2,101	1,830
Escrow, title related and other fees	646	435	1,737	1,676	1,393
Revenue Other Manufactured Products	302	284	1,127	417	417
Food and Beverage Revenue	354	354	1,408	908	908
Interest and investment income	30	33	129	144	143
Realized gains and losses, net	2	(2)	12	187	7
Total revenues	2,089	2,041	8,565	7,165	4,800
Expenses:
Personnel costs	671	519	2,134	1,863	1,568
Agent commissions	307	397	1,789	1,600	1,411
Other operating expenses	429	325	1,319	1,287	1,064
Cost of Other Manufactured Products	254	240	947	350
Food and Beverage, Cost of Sales	300	302	1,204	773
Depreciation and amortization	118	33	137	104	73
Depreciation, Depletion and Amortization	132	52	137	104	73
Provision for title claim losses	53	65	291	279	222
Interest expense	36	23	93	74	57
Total expenses	2,168	1,904	7,914	6,330	4,395
Earnings (loss) from continuing operations before income taxes and equity in (loss) earnings of unconsolidated affiliates	(79)	137	651	835	405
Income Tax Expense (Benefit), Continuing Operations	(37)	46	205	245	131
Earnings (loss) from continuing operations before equity in (loss) earnings of unconsolidated affiliates	(42)	91	446	590	274
Equity in earnings (loss) of unconsolidated affiliates	(31)	(3)	(26)	10	10
Net earnings (loss) from continuing operations	(73)	88	420	600	284
Earnings from discontinued operations, net of tax	0	1	(1)	12	95
Net earnings (loss)	(73)	89	419	612	379
Net earnings (loss) attributable to noncontrolling interests	(51)	(1)	17	5	10
Net earnings (loss) attributable to Fidelity National Financial, Inc. common shareholders	(22)	90	402	607	369
Earnings per share, basic
Net earnings (loss) from continuing operations attributable to Fidelity National Financial, Inc. common shareholders			$ 1.75	$ 2.70	$ 1.25
Net loss from discontinued operations attributable to Fidelity National Financial, Inc. common shareholders			$ 0.00	$ 0.05	$ 0.43
Basic earnings per share attributable to FNF common shareholders	$ (0.08)	$ 0.40	$ 1.75	$ 2.75	$ 1.68
Weighted average shares outstanding, basic basis	274	225	230	221	219
Earnings per share, diluted
Net earnings (loss) from continuing operations attributable to Fidelity National Financial, Inc. common shareholders			$ 1.71	$ 2.64	$ 1.22
Net loss from discontinued operations attributable to Fidelity National Financial, Inc. common shareholders			$ 0.00	$ 0.05	$ 0.43
Diluted earnings per share attributable to FNF common shareholders	$ (0.08)	$ 0.39	$ 1.71	$ 2.69	$ 1.65
Weighted average shares outstanding, diluted basis	282	231	235	226	223
Cash dividends paid per share	$ 0.18	$ 0.16	$ 0.66	$ 0.58	$ 0.48
Amounts attributable to Fidelity National Financial, Inc., common shareholders:
Net earnings (loss) from continuing operations, net of tax, attributable to Fidelity National Financial, Inc. common shareholders			403	595	274
Net loss from discontinued operations, net of tax, attributable to Fidelity National Financial, Inc. common shareholders			(1)	12	95
Net earnings (loss) attributable to Fidelity National Financial, Inc. common shareholders	$ (22)	$ 90	$ 402	$ 607	$ 369